Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2023	2022
Long-term note receivable and other financial assets measured at amortized cost	161	—
Long-term financial investments measured at FVOCI(1)	147	88
Long-term financial investments measured at FVPL	1	20
Long-term receivables from customers	126	119
Non-current minimum lease payments from finance lease agreements	38	38
Long-term loans, VAT receivables, advances and security deposits	44	22
Total financial assets	517	287
(1) Includes $11 million of Long-term convertible notes due from an associated company as of December 31, 2023. Refer to Note 24 for additional information.
The below table provides detail related to financial instruments as of December 31, 2023 and December 31, 2022.

($ millions)	Note	2023	2022
Cash and cash equivalents
Cash in current accounts		270	281
Cash held in time deposits and money market funds		824	699
Total cash and cash equivalents		1,094	980
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147	88
Total financial assets - measured at FVOCI		147	88
Financial assets - measured at amortized cost(1)
Trade receivables	13	1,770	1,673
Income tax receivables		34	13
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306	303
Long-term note receivable and other financial assets	11	161	—
Long-term receivables from customers	11	126	119
Non-current minimum lease payments from finance lease agreements	11	38	38
Long-term loans, VAT receivables, advances and security deposits	11	44	22
Total financial assets - measured at amortized cost		2,479	2,168
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	11	163	139
Current portion of long-term financial investments	14	7	—
Derivative financial instruments	14	2	8
Long-term financial investments	11	1	20
Total financial assets - measured at FVPL		173	167
Total financial assets		3,893	3,403
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	135	97
Lease liabilities	15	71	71
Trade payables		811	861
Total current financial liabilities - measured at amortized cost or cost		1,017	1,029
Non-current financial liabilities
Financial debts	16	4,594	4,541
Lease liabilities	15	335	359
Total non-current financial liabilities - measured at amortized cost or cost		4,929	4,900
Total financial liabilities - measured at amortized cost or cost		5,946	5,929
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90	98
Derivative financial instruments	16	10	10
Total financial liabilities - measured at FVPL		100	108
Total financial liabilities		6,046	6,037
Net financial assets and financial liabilities		(2,153)	(2,634)
(1) The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,347 million and carrying value of $4,566 million as of December 31, 2023 and a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of maturity analysis of finance lease payments receivable
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2023					2022
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	30	(3)	27	—	27	28	(2)	26	(1)	25
Between one and five years	51	(2)	49	(12)	37	49	(2)	47	(10)	37
Later than five years	1	—	1	—	1	1	—	1	—	1
Total	82	(5)	77	(12)	65	78	(4)	74	(11)	63
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets
Other non-current assets

($ millions)	Note	2023	2022
Deferred compensation plans		163	139
Prepaid post-employment benefit plans		6	8
Investment in associated company	24	10	—
Other non-current assets		119	96
Total other non-current assets		298	243